Note 29 - Related Party Transactions and Key Management Personnel Remuneration (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
	March 31, 2019	March 31, 2018
Salaries and benefits	$2,493	$8,939
Share-based compensation, net	1,163	3,738
	$3,656	$12,677